Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Low Duration Multi-Sector Income Fund
Janus Henderson Multi-Sector Income Fund
IMPORTANT NOTICE REGARDING INVESTMENT POLICY CHANGES
Supplement dated August 28, 2026
to Currently Effective Prospectuses
Janus Henderson Investors US LLC has recommended, and the Board of Trustees of Janus Investment Fund, on behalf of Janus Henderson Low Duration Multi-Sector Income Fund and Janus Henderson Multi-Sector Income Fund (each a “Fund,” together the “Funds”), has approved, adding a non‑fundamental investment policy for each Fund to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Please note this will not change the way each Fund is currently managed.
Accordingly, effective on or about October 28, 2026, the prospectuses for each Fund will be amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of each Fund’s prospectuses, the following sentence replaces the first sentence in its entirety:
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in bonds and other debt instruments.
Please retain this Supplement with your records.

Janus Henderson Multi-Sector Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Multi-Sector Income Fund
IMPORTANT NOTICE REGARDING INVESTMENT POLICY CHANGES
Supplement dated August 28, 2026
to Currently Effective Prospectuses
Janus Henderson Investors US LLC has recommended, and the Board of Trustees of Janus Investment Fund, on behalf of Janus Henderson Low Duration Multi-Sector Income Fund and Janus Henderson Multi-Sector Income Fund (each a “Fund,” together the “Funds”), has approved, adding a non‑fundamental investment policy for each Fund to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Please note this will not change the way each Fund is currently managed.
Accordingly, effective on or about October 28, 2026, the prospectuses for each Fund will be amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of each Fund’s prospectuses, the following sentence replaces the first sentence in its entirety:
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in bonds and other debt instruments.
Please retain this Supplement with your records.

Janus Henderson Low Duration Multi-Sector Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Janus Investment Fund
Janus Henderson Low Duration Multi-Sector Income Fund
IMPORTANT NOTICE REGARDING INVESTMENT POLICY CHANGES
Supplement dated August 28, 2026
to Currently Effective Prospectuses
Janus Henderson Investors US LLC has recommended, and the Board of Trustees of Janus Investment Fund, on behalf of Janus Henderson Low Duration Multi-Sector Income Fund and Janus Henderson Multi-Sector Income Fund (each a “Fund,” together the “Funds”), has approved, adding a non‑fundamental investment policy for each Fund to normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds and other debt instruments. Please note this will not change the way each Fund is currently managed.
Accordingly, effective on or about October 28, 2026, the prospectuses for each Fund will be amended as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of each Fund’s prospectuses, the following sentence replaces the first sentence in its entirety:
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in bonds and other debt instruments.
Please retain this Supplement with your records.